Cover	Apr. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2026
Entity File Number	001-42863
Entity Registrant Name	Drugs Made In America Acquisition II Corp.
Entity Central Index Key	0002040475
Entity Tax Identification Number	98-1815624
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Avenue
Entity Address, Address Line Two	Suite 1402
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	954
Local Phone Number	870-3104
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary share, $0.0001 par value and one right to receive one-eighth of one ordinary share
Title of 12(b) Security	Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one Right to receive one-tenth (1/10) of an Ordinary Share
Trading Symbol	DMIIU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares
Trading Symbol	DMII
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-eighth of one Ordinary Share
Title of 12(b) Security	Rights
Trading Symbol	DMIIR
Security Exchange Name	NASDAQ